Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024 shares	Mar. 28, 2024 shares	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Temporary Equity [Line Items]
Proceeds from convertible preferred stock | $				$ 50,000
Temporary equity conversion into permanent equity exchange ratio		0.9141
Temporary Equity, Shares Outstanding | shares		14,222,580
Decrease in temporary equity due to conversion into permanent equity shares | shares	13,001,114
Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share			$ 5.7625
Cash proceeds | $			$ 30,760
Convertible debt | $			$ 7,175
Accrued interest for shares | shares			1,310,571
Proceeds from convertible preferred stock | $					$ 50,000
Temporary equity conversion into permanent equity exchange ratio					0.9141
Dividend Declared [Member]
Temporary Equity [Line Items]
Dividend declared | $				$ 0
Dividend Declared [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Dividend declared | $					$ 0
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					$ 0.0001
Amount of preferance receivable				$ 2.7524
Series Seed Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001	$ 0.0001
Amount of preferance receivable					2.7524
Series B Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Issued preferred stock | shares			6,648,543
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001
Amount of preferance receivable				4.9433
Series A Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001	0.0001
Amount of preferance receivable					4.9433
Series B1 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001
Amount of preferance receivable				5.7626
Series B1 Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Issued preferred stock | shares			5,337,972
Preferred stock par or stated value per share					0.0001	0.0001
Issuance costs | $			$ 216
Amount of preferance receivable					5.7626
Series B 2 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001
Amount of preferance receivable				$ 5.4745
Series B 2 Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Preferred stock par or stated value per share					0.0001	$ 0.0001
Amount of preferance receivable					$ 5.4745